TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Pre-tax Income (Loss)
f.	Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic	$(2,372)	$9,737	$(6,637)
Foreign	(5,292)	(983)	959

	$(7,664)	$8,754	$(5,678)

Schedule of the Reconciliation of the Theoretical Tax Expenses
g.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes on income	$(7,664)	$8,754	$(5,678)

Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 24% and 25% for the years 2012, 2011 and 2010, respectively)	$(1,916)	$2,101	$(1,419)

Utilization of valuation allowance	(1,554)	(4,328)	728
Increase (decrease) in losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	(7,073)	5,419	-
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	7,073	(5,419)	-
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)
Non-deductible expenses and other	1,699	(27)	294
Non-deductible share-based compensation expenses	833	541	499
Exchange rate differences	10	1,521	-

Actual tax expenses (benefit)	$(926)	$(55)	$84

Schedule of Income Tax Expense (Benefit)
h.	Income tax expense (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current taxes (benefit)	$(2)	$31	$109
Deferred taxes benefit	(926)	(223)	(7)
Taxes in respect of previous years	2	(84)	35
Impairment (recording) of withholding tax asset	-	221	(53)

	$(926)	$(55)	$84

Schedule of Deferred Income Taxes
Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating and capital loss carryforwards	$11,264	$16,003
Reserves and allowances	215	1,759

Deferred tax asset before valuation allowance	11,479	17,762
Valuation allowance	(8,749)	(17,378)
Net deferred tax asset	2,730	384

Deferred tax liability	(1,006)	-
Net deferred tax asset	$1,724	$384